HENDERSON GLOBAL FUNDS

                          HENDERSON EUROPEAN FOCUS FUND
                       HENDERSON GLOBAL EQUITY INCOME FUND
                        HENDERSON GLOBAL TECHNOLOGY FUND
                   HENDERSON INTERNATIONAL OPPORTUNITIES FUND
                                  (the "Funds")

                         Supplement dated March 23, 2009
                    to the Prospectus dated November 30, 2008

                                IMPORTANT NOTICE

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS AND SHOULD BE RETAINED AND READ IN CONJUNCTION WITH THE PROSPECTUS.

Effective March 31, 2009, the Funds have added a conversion feature. The following is added to the end of the "Description of Share Classes" section on page thirty-six of the Prospectus:

         CONVERSION FEATURE

         If your shares are held through a financial intermediary offering a fee-based or wrap fee program, you may be able to convert your shares to Class W shares of the same Fund provided your financial intermediary has an agreement with the Adviser or the Distributor specific for this purpose. In such instance, your shares may be automatically converted under certain circumstances. Please contact your financial intermediary for additional information.

         If your shares of a Fund are converted to Class W shares of the same Fund, the transaction will be based on the respective net asset value of each class as of the trade date of the conversion. Consequently, you may receive fewer shares or more shares than originally owned, depending on that day's net asset values. Your total value of the initially held shares, however, will equal the total value of the converted shares. Please contact your financial intermediary regarding the tax consequences of any conversion.



            PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

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                             HENDERSON GLOBAL FUNDS

                          HENDERSON EUROPEAN FOCUS FUND
                       HENDERSON GLOBAL EQUITY INCOME FUND
                       HENDERSON GLOBAL OPPORTUNITIES FUND
                        HENDERSON GLOBAL TECHNOLOGY FUND
                     HENDERSON INDUSTRIES OF THE FUTURE FUND
                   HENDERSON INTERNATIONAL OPPORTUNITIES FUND
                         HENDERSON JAPAN-ASIA FOCUS FUND
                                  (the "Funds")

                         Supplement dated March 23, 2009
       to the Statement of Additional Information dated November 30, 2008

                                IMPORTANT NOTICE

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE STATEMENT OF ADDITIONAL INFORMATION AND SHOULD BE RETAINED AND READ IN CONJUNCTION WITH THE STATEMENT OF ADDITIONAL INFORMATION.

Effective April 1, 2009, the Funds have changed the reimbursements that may be paid to the Adviser for certain fees charged by intermediaries. The following paragraph replaces the "Intermediaries" paragraph in the "Investment Advisory and Other Services" section on page forty-six of the Statement of Additional
Information:

         INTERMEDIARIES. Shares of the Funds are often purchased through financial intermediaries who are agents of the Funds for the limited purpose of completing purchases and sales. These intermediaries may provide certain networking and sub-transfer agent services with respect to Fund shares held by that intermediary for its customers, and the intermediary may charge the Adviser a fee for those services. Effective April 1, 2009, the rate at which the Funds reimburse the Adviser for such fees charged by intermediaries is, with respect to non-omnibus accounts, up to $12.00 per open account for networking fees charged based upon a per account basis, and up to 0.05% of average daily net assets per account for networking fees charged based on basis points. The rate at which the Funds reimburse the Adviser for such fees charged by intermediaries is, with respect to omnibus accounts, as follows: (i) for accounts charged a per account networking fee, up to $20.00 per open account for Class B and Class C shares and up to $17.00 per open account for all other share classes, (ii) for accounts charged based on basis points, up to 0.10% of average daily net assets of that account, and (iii) for closed accounts, up to the fee charged by the Funds' Transfer Agent for closed accounts. Prior to April 1, 2009, the Funds reimbursed the Adviser for such fees charged by intermediaries up to $12.00 per account for networking services and up to $17.50 per account for sub-transfer agent services. The Adviser bears any portion of the fees of an intermediary that is not reimbursed by the Funds.



            PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

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                             HENDERSON GLOBAL FUNDS

                         HENDERSON WORLDWIDE INCOME FUND

                                  (the "Fund")

                           Supplement dated March 23,
     2009 to the Statement of Additional Information dated November 30, 2008

                                IMPORTANT NOTICE

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE STATEMENT OF ADDITIONAL INFORMATION AND SHOULD BE RETAINED AND READ IN CONJUNCTION WITH THE STATEMENT OF ADDITIONAL INFORMATION.

Effective April 1, 2009, the Fund has changed the reimbursements that may be paid to the Adviser for certain fees charged by intermediaries. The following paragraph replaces the "Intermediaries" paragraph in the "Investment Advisory and Other Services" section on page thirty-six of the Statement of Additional
Information:

         INTERMEDIARIES. Shares of the Fund are often purchased through financial intermediaries who are agents of the Fund for the limited purpose of completing purchases and sales. These intermediaries may provide certain networking and sub-transfer agent services with respect to Fund shares held by that intermediary for its customers, and the intermediary may charge the Adviser a fee for those services. Effective April 1, 2009, the rate at which the Fund reimburses the Adviser for such fees charged by intermediaries is, with respect to non-omnibus accounts, up to $12.00 per open account for networking fees charged based upon a per account basis, and up to 0.05% of average daily net assets per account for networking fees charged based on basis points. The rate at which the Fund reimburses the Adviser for such fees charged by intermediaries is, with respect to omnibus accounts, as follows: (i) for accounts charged a per account networking fee, up to $20.00 per open account for Class B and Class C shares and up to $17.00 per open account for all other share classes, (ii) for accounts charged based on basis points, up to 0.10% of average daily net assets of that account, and (iii) for closed accounts, up to the fee charged by the Fund's Transfer Agent for closed accounts. Prior to April 1, 2009, the Fund reimbursed the Adviser for such fees charged by intermediaries up to $12.00 per account for networking services and up to $17.50 per account for sub-transfer agent services. The Adviser bears any portion of the fees of an intermediary that is not reimbursed by the Fund.



            PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

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                             HENDERSON GLOBAL FUNDS

                       Henderson International Equity Fund

                                  (the "Fund")

                         Supplement dated March 23, 2009
       to the Statement of Additional Information dated January 31, 2008, as supplemented March 7, 2008

                                IMPORTANT NOTICE

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE STATEMENT OF ADDITIONAL INFORMATION AND SHOULD BE RETAINED AND READ IN CONJUNCTION WITH THE STATEMENT OF ADDITIONAL INFORMATION.

Effective April 1, 2009, the Fund has changed the reimbursements that may be paid to the Adviser for certain fees charged by intermediaries. The following paragraph replaces the "Intermediaries" paragraph in the "Investment Advisory and Other Services" section on page thirty-one of the Statement of Additional
Information:

         INTERMEDIARIES. Shares of the Fund are often purchased through financial intermediaries who are agents of the Fund for the limited purpose of completing purchases and sales. These intermediaries may provide certain networking and sub-transfer agent services with respect to Fund shares held by that intermediary for its customers, and the intermediary may charge the Adviser a fee for those services. Effective April 1, 2009, the rate at which the Fund reimburses the Adviser for such fees charged by intermediaries is, with respect to non-omnibus accounts, up to $12.00 per open account for networking fees charged based upon a per account basis, and up to 0.05% of average daily net assets per account for networking fees charged based on basis points. The rate at which the Fund reimburses the Adviser for such fees charged by intermediaries is, with respect to omnibus accounts, as follows: (i) for accounts charged a per account networking fee, up to $17.00 per open account, (ii) for accounts charged based on basis points, up to 0.10% of average daily net assets of that account, and (iii) for closed accounts, up to the fee charged by the Fund's Transfer Agent for closed accounts. Prior to April 1, 2009, the Fund reimbursed the Adviser for such fees charged by intermediaries up to $12.00 per account for networking services and up to $17.50 per account for sub-transfer agent services. The Adviser bears any portion of the fees of an intermediary that is not reimbursed by the Fund.


            PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

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                             HENDERSON GLOBAL FUNDS

                   Henderson Global Real Estate Equities Fund

                                  (the "Fund")

                         Supplement dated March 23, 2009
       to the Statement of Additional Information dated February 29, 2008, as supplemented March 7, 2008

                                IMPORTANT NOTICE

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE STATEMENT OF ADDITIONAL INFORMATION AND SHOULD BE RETAINED AND READ IN CONJUNCTION WITH THE STATEMENT OF ADDITIONAL INFORMATION.

Effective April 1, 2009, the Fund has changed the reimbursements that may be paid to the Adviser for certain fees charged by intermediaries. The following paragraph replaces the "Intermediaries" paragraph in the "Investment Advisory and Other Services" section on page thirty-two of the Statement of Additional
Information:

         INTERMEDIARIES. Shares of the Fund are often purchased through financial intermediaries who are agents of the Fund for the limited purpose of completing purchases and sales. These intermediaries may provide certain networking and sub-transfer agent services with respect to Fund shares held by that intermediary for its customers, and the intermediary may charge the Adviser a fee for those services. Effective April 1, 2009, the rate at which the Fund reimburses the Adviser for such fees charged by intermediaries is, with respect to non-omnibus accounts, up to $12.00 per open account for networking fees charged based upon a per account basis, and up to 0.05% of average daily net assets per account for networking fees charged based on basis points. The rate at which the Fund reimburses the Adviser for such fees charged by intermediaries is, with respect to omnibus accounts, as follows: (i) for accounts charged a per account networking fee, up to $17.00 per open account, (ii) for accounts charged based on basis points, up to 0.10% of average daily net assets of that account, and (iii) for closed accounts, up to the fee charged by the Fund's Transfer Agent for closed accounts. Prior to April 1, 2009, the Fund reimbursed the Adviser for such fees charged by intermediaries up to $12.00 per account for networking services and up to $17.50 per account for sub-transfer agent services. The Adviser bears any portion of the fees of an intermediary that is not reimbursed by the Fund.



            PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.